ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Exchange Rates And Linkage Bases
Details of the CPI and the representative exchange rates are as follows:

	Israeli CPI	Exchange rate
		$1	€1
	Points	N I S

September 30, 2018	101.5	3.627	4.216
December 31, 2017	100.4	3.467	4.153
December 31, 2016	98.9	3.845	4.044

	%

September 30, 2018	1.1	4.6	1.5
December 31, 2017	1.5	(0.1)	2.7
December 31, 2016	(0.4)	(1.5)	(4.8)